Employee Benefit Plans - Actual and Target Allocations (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Actual Allocation of Plan Assets, Equity Securities	18.00%	38.00%
Actual Allocation of Plan Assets, Debt securities	80.00%	59.00%
Actual Allocation of Plan Assets, Real estate	2.00%	3.00%
Actual Allocation of Plan Assets, Other	0.00%	0.00%
Actual Allocation of Plan Assets, Total	100.00%	100.00%
Pension asset fixed income allocation	80.00%	60.00%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Asset Allocation, Equity securities, Minimum	16.00%
Target Asset Allocation, Equity securities, Maximum	20.00%
Target Asset Allocation, Debt securities, Minimum	77.00%
Target Asset Allocation, Debt securities, Maximum	83.00%
Target Asset Allocation, Real estate, Minimum	1.00%
Target Asset Allocation, Real estate, Maximum	3.00%
Target Asset Allocation, Other, Minimum	0.00%
Target Asset Allocation, Other, Maximum	1.00%
International Pension Benefits [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Actual Allocation of Plan Assets, Equity Securities	24.00%	45.00%
Actual Allocation of Plan Assets, Debt securities	65.00%	44.00%
Actual Allocation of Plan Assets, Real estate	6.00%	5.00%
Actual Allocation of Plan Assets, Other	5.00%	6.00%
Actual Allocation of Plan Assets, Total	100.00%	100.00%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Asset Allocation, Equity securities, Minimum	24.00%
Target Asset Allocation, Equity securities, Maximum	31.00%
Target Asset Allocation, Debt securities, Minimum	61.00%
Target Asset Allocation, Debt securities, Maximum	68.00%
Target Asset Allocation, Real estate, Minimum	3.00%
Target Asset Allocation, Real estate, Maximum	5.00%
Target Asset Allocation, Other, Minimum	3.00%
Target Asset Allocation, Other, Maximum	6.00%